STATEMENTS OF OPERATIONS - USD ($) None in scaling factor is -9223372036854775296	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues
Expenses:
Accounting and audit fees	$ 5,800		$ 12,210	$ 7,600
Attorney fees			2,228	1,105
Filing fees	$ 1,431		6,698	3,307
General corporate fees		$ 750	$ 750	$ 750
Printing and mailing costs
Transfer agent fees	$ 300	$ 365	$ 2,576	$ 1,745
Other		5	41	48
Total Expenses	$ 7,531	1,120	24,503	14,555
Net Operating (Loss)	$ (7,531)	(1,120)	(24,503)	(14,555)
Other Expenses:
Interest Expense		1,290	2,636	4,705
Total Other Expenses		1,290	2,636	4,705
Net Other (Expense)		(1,290)	(2,636)	(4,705)
Net (Loss)	$ (7,531)	$ (2,410)	$ (27,139)	$ (19,260)
Per Share
Weighted Average Shares Outstanding	7,894,111	7,894,111	7,894,111	7,894,111